Fair Value Measurement (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ (978)	$ (568)
Foreign Exchange Future [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	158	90
Derivative liabilities	(1,140)	(921)
Foreign Exchange Future Two [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	24	263
Derivative liabilities	$ (20)